Other Real Estate Owned (Notes)	12 Months Ended
Dec. 31, 2016
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Real Estate Owned [Text Block]
Other Real Estate Owned
The carrying amount of foreclosed properties held at December 31, 2016 and December 31, 2015 are listed below, as well as the recorded investment of loans secured by residential real estate properties for which formal foreclosure proceedings were in process at those dates.

(In thousands)	December 31, 2016	December 31, 2015
OREO:
Commercial real estate	$7,642	$8,333
Construction real estate	4,624	7,259
Residential real estate	1,660	3,059
Total OREO	$13,926	$18,651

Loans in process of foreclosure:
Residential real estate	$3,250	$2,021